UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Paradigm Ltd.
           --------------------------------------------------
Address:   PO Box 2834
           --------------------------------------------------
           Hamilton HM LX, Bermuda
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Banks
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (441) 296-2584 ext. 224
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Douglas Banks           Hamilton, Bermuda      February 14, 2003
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                               -------------

Form 13F Information Table Entry Total:                 12
                                               -------------

Form 13F Information Table Value Total:            $93,529
                                               -------------
                                               (in thousands)


List of Other Included Managers:
None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name


                                                      Form 13F INFORMATION TABLE

--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ACTIVISION INC                         COM     004930202     1,673  114,700    SH         SOLE             114,700

CATALINA MARKETING CORP                COM     148867104     8,941  483,300    SH         SOLE             483,300

DEVRY INC                              COM     251893103    12,793  770,200    SH         SOLE             770,200

IMS HEALTH INC                         COM     449934108    10,080  630,000    SH         SOLE             630,000

INTERNATIONAL SPEEDWAY CORP - CL A     COM     460335201     2,797   75,000    SH         SOLE              75,000

LAMAR ADVERTISING CO                   COM     512815101    10,095  300,000    SH         SOLE             300,000

PITNEY BOWES INC                       COM     724479100    12,084  370,000    SH         SOLE             370,000

RR DONNELLEY & SONS CO                 COM     257867101    12,387  569,000    SH         SOLE             569,000

SCHOLASTIC CORP                        COM     807066105     8,215  228,500    SH         SOLE             228,500

VALASSIS COMMUNICATIONS                COM     918866104    11,772  400,000    SH         SOLE             400,000

AMERICAN TOWER CORP - CL A             COM     029912901     2,525  715,200        CALL   SOLE             715,200

CABLEVISION SYSTEMS - NY GROUP - CL A  COM     12686C909       167   10,000        CALL   SOLE              10,000
